LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments in privately held companies	$ 6,780	$ 6,780
Pension plan net assets - see Notes 12B	1,870	1,672
Long-term investments, total	$ 8,650	$ 8,452